Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Long-Term Debt
Schedule of long-term debt

Long-term debt consisted of the following (in thousands):

Lender	As of June 30, 2015	Current portion	Long-term portion	As of December 31, 2014	Current portion	Long-term portion
The Royal Bank of Scotland	$674,687	$20,473	$654,214	$678,954	$12,657	$666,297
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	628,513	142	628,371	628,513	—	628,513
HSH Nordbank	25,550	8,787	16,763	28,843	7,633	21,210
The Export-Import Bank of Korea (“KEXIM”)	13,389	10,369	3,020	18,573	10,369	8,204
The Export-Import Bank of Korea & ABN Amro	51,234	11,250	39,984	56,859	11,250	45,609
Deutsche Bank	172,416	4,995	167,421	174,709	4,786	169,923
Canyon Capital Finance	141,971	12,033	129,938	144,467	8,228	136,239
Credit Suisse	204,299	11,276	193,023	208,585	9,328	199,257
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece	234,921	14,074	220,847	239,896	11,422	228,474
Commerzbank-Credit Suisse- Credit Agricole	267,298	20,955	246,343	274,984	17,327	257,657
The Royal Bank of Scotland (January 2011 Credit Facility)	79,680	24,032	55,648	85,017	15,326	69,691
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (January 2011 Credit Facility)	84,588	31,607	52,981	94,812	22,476	72,336
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management -National Bank of Greece (January 2011 Credit Facility)	23,514	11,186	12,328	26,444	6,371	20,073
Sinosure CEXIM-Citi-ABN Amro Credit Facility	132,210	20,340	111,870	142,380	20,340	122,040
Club Facility (January 2011 Credit Facility)	58,586	18,761	39,825	65,457	14,773	50,684
Citi—Eurobank Credit Facility (January 2011 Credit Facility)	67,105	9,969	57,136	69,759	5,830	63,929
Comprehensive Financing Plan exit fee accrued	13,704	—	13,704	11,862	—	11,862
Fair value hedged debt	722	—	722	1,006	—	1,006

Total long-term debt	$2,874,387	$230,249	$2,644,138	$2,951,120	$178,116	$2,773,004

Hyundai Samho Vendor Financing	$35,673	$35,673	$—	$64,367	$46,530	$17,837

Schedule of Maturities of long-term debt for the years subsequent

Maturities of long-term debt for the next five years and thereafter subsequent to June 30, 2015, are as follows (in thousands):

Payment due by period ended	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
June 30, 2016	$168,810	$61,439	$—	$230,249
June 30, 2017	192,367	109,293	—	301,660
June 30, 2018	170,538	121,886	—	292,424
June 30, 2019	127,556	21,256	1,835,966	1,984,778
June 30, 2020 and thereafter	50,850	—	—	50,850

Total long-term debt	$710,121	$313,874	$1,835,966	$2,859,961

* The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances under the restructuring agreement, as such amount will be determinable following the fixed and variable amortization.